Derivative Financial Instruments (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2015	Feb. 02, 2015	Apr. 30, 2014
Derivative Financial Instruments (Additional Textual) [Abstract]
Cash margin accounts related to derivative instruments recognized	$ 38.2		$ 8.1
Amortization of loss on contract termination to be recognized in interest expense in years 2026 through 2045	0.2
Cumulative realized net mark to market valuation of certain derivative positions recognized in unallocated derivative gains (losses)	13.9
Cumulative net mark to market valuation of certain derivative positions recognized in unallocated derivative gains losses	(20.4)
Cash Flow Hedging [Member]
Derivative Financial Instruments (Textual) [Abstract]
Gain (loss) on early termination agreement	(4.0)
Fair Value Hedging [Member]
Derivative Financial Instruments (Textual) [Abstract]
Gain (loss) on early termination agreement	$ 58.1
Minimum [Member]
Derivative Financial Instruments (Textual) [Abstract]
Expected maturity tenor	10 years
Mid Range [Member]
Derivative Financial Instruments (Textual) [Abstract]
Expected maturity tenor	20 years
Maximum [Member]
Derivative Financial Instruments (Textual) [Abstract]
Expected maturity tenor	30 years
3.50% Senior Notes due October 15, 2021 [Member]
Debt Instrument [Line Items]
Interest rate on notes	3.50%
Foreign currency exchange contracts [Member]
Derivative Financial Instruments (Textual) [Abstract]
Derivative instrument maturity	1 year
Derivative Financial Instruments (Additional Textual) [Abstract]
Gross contract notional amount	$ 136.4		158.1
Interest rate contract [Member]
Derivative Financial Instruments (Textual) [Abstract]
Interest receivable	4.6
Derivative Financial Instruments (Additional Textual) [Abstract]
Gross contract notional amount	0.0	$ 1,100.0	750.0
Interest rate contract [Member] | Cash Flow Hedging [Member]
Derivative Financial Instruments (Textual) [Abstract]
Deferred pre-tax net gain (loss) included in accumulated other comprehensive loss	(8.2)		(4.8)
Tax impact related to deferred losses and gains on cash flow hedges included in accumulated other comprehensive loss	2.9		1.7
Effective portion of the hedge loss reclassified to interest expense over the next twelve months	$ (0.6)
Commodity contracts [Member]
Derivative Financial Instruments (Textual) [Abstract]
Derivative instrument maturity	1 year
Derivative Financial Instruments (Additional Textual) [Abstract]
Gross contract notional amount	$ 640.6		790.3
Commodity contracts [Member] | Cash Flow Hedging [Member]
Derivative Financial Instruments (Textual) [Abstract]
Deferred pre-tax net gain (loss) included in accumulated other comprehensive loss	0.0		29.1
Tax impact related to deferred losses and gains on cash flow hedges included in accumulated other comprehensive loss	0.0		$ (10.8)
Fiscal Year Two Thousand Sixteen [Member]
Derivative Financial Instruments (Textual) [Abstract]
Amortization of deferred gain on early termination agreement	7.4
Fiscal Year Two Thousand Seventeen [Member]
Derivative Financial Instruments (Textual) [Abstract]
Amortization of deferred gain on early termination agreement	7.6
Fiscal Year Two Thousand Eighteen [Member]
Derivative Financial Instruments (Textual) [Abstract]
Amortization of deferred gain on early termination agreement	7.8
Fiscal Year Two Thousand Nineteen [Member]
Derivative Financial Instruments (Textual) [Abstract]
Amortization of deferred gain on early termination agreement	8.0
Fiscal Year Two Thousand Twenty [Member]
Derivative Financial Instruments (Textual) [Abstract]
Amortization of deferred gain on early termination agreement	8.1
Fiscal Year Two Thousand Twenty One [Member]
Derivative Financial Instruments (Textual) [Abstract]
Amortization of deferred gain on early termination agreement	8.4
Fiscal Year Two Thousand Twenty Two [Member]
Derivative Financial Instruments (Textual) [Abstract]
Amortization of deferred gain on early termination agreement	$ 4.0